INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2020	Dec. 31, 2019
Non-current assets
Property and equipment		$ 6,679	$ 7,340
Intangible assets		5,119	5,688
Non-current		281	235
Deferred tax assets		117	134
Other assets		173	163
Total non-current assets		12,369	13,560
Current assets
Inventories		102	169
Trade and other receivables *	[1]	437	512
Investments and derivatives *	[1]	276	198
Current income tax assets		35	16
Other assets		350	354
Cash and cash equivalents		1,166	1,250
Total current assets		2,366	2,499
Total assets		14,735	16,059
Equity
Equity attributable to equity owners of the parent		811	1,226
Non-controlling interests		891	994
Total equity		1,702	2,220
Non-current liabilities
Debt and derivatives		7,297	7,759
Provisions		121	138
Deferred tax liabilities		113	141
Other liabilities		29	33
Total non-current liabilities		7,560	8,071
Current liabilities
Trade and other payables *	[1]	1,535	1,642
Debt and derivatives *	[1]	2,812	2,790
Provisions		158	222
Current income tax payables		97	102
Other liabilities		871	1,012
Total current liabilities		5,473	5,768
Total equity and liabilities		$ 14,735	$ 16,059

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.